DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Increase in total assets		$ 35,276	$ 44,135
Increase in finance expense		2,117	1,252	$ 896
Decrease in operating expense		5,273	14,605	19,555
Increase in net loss		(1,057)	(22,149)	(18,885)
Decrease in cash flows operating activities		(12,154)	(16,455)	(16,445)
Increase in cash flows financing activities		$ 46	$ 22,995	$ 907
Effect of the initial adoption of the new Standard [Member]
Statement Line Items [Line Items]
Increase in total assets	$ 2,500
Increase in total liabilities	2,500
Decrease in lease expense	590
Increase in depreciation	530
Increase in finance expense	150
Decrease in operating expense	60
Increase in net loss	90
Decrease in cash flows operating activities	590
Increase in cash flows financing activities	$ 590